Bingham McCutchen LLP
One Federal Street
Boston, MA 02110-1726
August 21, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Transamerica Funds
(filing relates solely to Transamerica Legg Mason Partners All Cap)
Transamerica Series Trust
(filing relates solely to Transamerica Legg Mason Partners All Cap VP)
(each, a “Registrant”)
Ladies and Gentlemen:
          On behalf of each of the Registrants, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of the:
▪	Letter to Shareholders,

▪	Notice of Meeting,

▪	Proxy Statement, and

▪	Form of Proxy Card
to be used in connection with a Special Meeting of Shareholders of each of the Registrants. Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about
September ___, 2009.
          Please call the undersigned at (617) 951-8567 with any comments or questions relating to the filing.
Sincerely,
/s/ Paul B. Raymond
Paul B. Raymond